HSBC Holdings statement of changes in equity - USD ($) $ in Millions	Total		Other equity instruments		Retained earnings		Merger and other reserves		HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium		HSBC Holdings Other equity instruments		HSBC Holdings Retained earnings	[1],[2]	HSBC Holdings Merger and other reserves
Equity beginning of period at Dec. 31, 2022	$ 185,197		$ 19,746		$ 142,409		$ 33,209		$ 153,108		$ 10,147		$ 14,664		$ 19,746		$ 67,996		$ 40,555
Profit for the year	24,559				23,533				9,212								9,212
Other comprehensive income/(expense) for the year, net of tax	4,983				114		1		(124)								(124)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(1,219)				(1,220)				(124)								(124)
Total comprehensive income/(expense) for the year	29,542				23,647		1		9,088								9,088
Shares issued and purchased under employee share plans	0				(79)				(249)		5		74				(328)
Capital securities issued	1,996		1,996						1,980						1,980
Cancellation of shares	0						521		(7,025)		(521)						(7,025)		521
Dividends to shareholders	(12,196)				(11,593)				(11,593)								(11,593)
Redemption of securities	(4,003)		(4,023)		20				(4,003)						(4,023)		20
Transfers	0	[3]			5,130	[3]	(5,130)	[3]	0	[4]							5,130	[4]	(5,130)	[4]
Other movements	(1,383)				(843)				0
Equity end of period at Dec. 31, 2023	192,610		17,719		152,148		28,601		141,306		9,631		14,738		17,703		63,288		35,946
Equity beginning of period at Dec. 31, 2023	192,610		17,719		152,148		28,601		141,306		9,631		14,738		17,703		63,288		35,946
Profit for the year	24,999				23,979				21,048								21,048
Other comprehensive income/(expense) for the year, net of tax	1,940				1,018		5		21								21
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(439)				(439)				21								21
Total comprehensive income/(expense) for the year	26,939				24,997		5		21,069								21,069
Shares issued and purchased under employee share plans	0				(77)				(104)		5		72				(181)
Capital securities issued	3,601		3,601						3,571						3,571
Cancellation of shares	0						663		(11,043)		(663)						(11,043)		663
Dividends to shareholders	(17,100)				(16,410)				(16,410)								(16,410)
Redemption of securities	(2,250)	[5]	(2,250)	[5]					(2,250)						(2,250)		0
Transfers	0	[3]			2,945	[3]	(2,945)	[3]	0	[4]							2,945	[4]	(2,945)	[4]
Other movements	(1,013)				(687)		4		0
Equity end of period at Dec. 31, 2024	192,273		19,070		152,402		26,328		136,139		8,973		14,810		19,024		59,668		33,664
Equity beginning of period at Dec. 31, 2024	192,273		19,070		152,402		26,328		136,139		8,973		14,810		19,024		59,668		33,664
Profit for the year	23,131				22,285				22,611								22,611
Other comprehensive income/(expense) for the year, net of tax	10,541				(474)		14		90								90
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(479)				(479)				90								90
Total comprehensive income/(expense) for the year	33,672				21,811		14		22,701								22,701
Shares issued and purchased under employee share plans	0				(116)				(519)		5		111				(635)
Capital securities issued	4,096	[6]	4,096	[6]					4,061	[7]					4,061	[7]
Cancellation of shares	0						390		(8,039)	[8]	(390)	[8]					(8,039)	[8]	390	[8]
Share premium reclassification to retained earnings	0	[9]			14,810	[9]			0	[10]			(14,810)	[10]			14,810	[10]
Capital redemption reserves reclassification to retained earnings	0	[9]			1,755	[9]	(1,755)	[9]	0	[10]							1,755	[10]	(1,755)	[10]
Dividends to shareholders	(13,482)				(12,764)				(12,764)								(12,764)
Redemption of securities	(2,450)	[11]	(2,450)	[11]					(2,450)	[12]					(2,450)	[12]	0	[12]
Transfers	0
Other movements	(1,025)	[13]			(875)	[13]	1	[13]	20								20
Equity end of period at Dec. 31, 2025	$ 205,666		$ 20,716		$ 169,605		$ 24,978		$ 139,149		$ 8,588		$ 111		$ 20,635		$ 77,516		$ 32,299

[1]	At 31 December 2025, retained earnings included 35,354,337 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[2]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.

[3]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[4]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[5]	Includes recycling of fair value losses of $1.5bn following completion of the sale of our retail banking operations in France.
[6]	HSBC Holdings issued $1.5bn 6.950% contingent convertible securities in February 2025, SGD0.8bn 5.000% contingent convertible securities in March 2025 and $2.0bn 7.050% contingent convertible securities in June 2025. All instruments were recorded net of issuance costs.

[7]	HSBC Holdings issued $1.5bn 6.950% contingent convertible securities in February 2025, SGD0.8bn 5.000% contingent convertible securities in March 2025 and $2.0bn 7.050% contingent convertible securities in June 2025. All instruments were recorded net of issuance cost.

[8]	HSBC Holdings announced the following share buy-backs during the year: a share buy-back of up to $2.0bn in February 2025, which was completed in April
2025; a share buy-back of up to $3.0bn in May 2025, which was completed in July 2025 and a share buy-back of up to $3.0bn in July 2025, which was completed in October 2025.

[9]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings' share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings' Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[10]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings’ share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings’ Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[11]	In March 2025, HSBC Holdings redeemed its $2.45bn 6.375% contingent convertible securities.
[12]	In March 2025, HSBC Holdings redeemed its $2.45bn 6.375% contingent convertible securities.
[13]	Includes $1.1bn (2024: $0.5bn; 2023: $0.6bn) of shares bought by HSBC Holdings Employee Benefit Trust to satisfy obligation to deliver shares under employee share plans.